Investments - Summary of investments by company (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of associates [line items]
Associated entities	€ 5,682	€ 5,634	€ 5,833
Joint venture entities	1,964	1,981	1,692
INVESTMENTS	7,646	7,615	7,525	€ 7,622
Santander Caceis Latam Holding 1, S.L
Disclosure of associates [line items]
Joint venture entities	389	359	334
Santander Vida Seguros y Reaseguros, S.A.
Disclosure of associates [line items]
Joint venture entities	362	356	378
U.C.I., S.A.
Disclosure of associates [line items]
Joint venture entities	349	416	228
Fortune Auto Finance Co., Ltd.
Disclosure of associates [line items]
Joint venture entities	254	244	222
Hyundai Capital UK Limited
Disclosure of associates [line items]
Joint venture entities	205	223	201
Banco RCI Brasil S.A.
Disclosure of associates [line items]
Joint venture entities	92	95	92
Other companies
Disclosure of associates [line items]
Joint venture entities	313	288	237
Merlin Properties, SOCIMI, S.A.
Disclosure of associates [line items]
Associated entities	1,621	1,653	1,640
Caceis
Disclosure of associates [line items]
Associated entities	1,139	1,046	975
Zurich Santander Insurance América, S.L. - Consolidado
Disclosure of associates [line items]
Associated entities	936	916	826
Metrovacesa, S.A.
Disclosure of associates [line items]
Associated entities	899	979	1,087
CNP Santander
Disclosure of associates [line items]
Associated entities	423	406	418
Ebury Partners Limited
Disclosure of associates [line items]
Associated entities	0	0	394
Other companies
Disclosure of associates [line items]
Associated entities	€ 664	€ 634	€ 493